Investments	12 Months Ended
Dec. 31, 2011
Investments
Investments

Note 2

Investments

All of Seaboard’s available-for-sale and trading securities are classified as current assets, as they are readily available to support Seaboard’s current operating needs.  As of December 31, 2011 and 2010, the available-for-sale investments primarily consisted of money market funds, corporate bonds, fixed rate municipal notes and bonds and U.S. Government obligations. At December 31, 2011 and 2010, amortized cost and estimated fair market value were not materially different for these investments. At December 31, 2011 and 2010, money market funds included $25,755,000 and $78,338,000 denominated in euros. As of December 31, 2011 and 2010, the trading securities primarily consisted of high yield debt securities. As of December 31, 2011 and 2010, unrealized gains related to trading securities were $376,000 and $1,571,000, respectively.

The following is a summary of the amortized cost and estimated fair value of short-term investments for both available for sale and trading securities at December 31, 2011 and 2010:

	2011		2010
	Amortized	Fair	Amortized	Fair
(Thousands of dollars)	Cost	Value	Cost	Value
Money market funds	$139,420	$139,420	$110,164	$110,164
Corporate bonds	88,589	89,146	81,214	82,351
Fixed rate municipal notes and bonds	17,718	17,788	20,564	20,648
Emerging markets debt mutual fund	17,693	16,399	–	–
Collateralized mortgage obligations	14,915	15,011	12,329	12,380
U.S. Government agency securities	9,720	9,757	10,142	10,184
U.S. Treasury securities	4,848	4,905	7,139	7,148
Asset backed debt securities	3,533	3,533	2,847	2,848
Enhanced cash mutual fund	–	–	60,256	60,302
Other	1,480	1,484	2,360	2,355
Total available-for-sale short-term investments	297,916	297,443	307,015	308,380
High yield trading debt securities	20,155	20,750	19,447	20,783
Emerging markets trading debt mutual funds	2,620	2,487	–	–
Emerging markets trading debt securities	2,444	2,355	1,918	2,072
Other trading debt securities	218	221	889	970
Total short-term investments	$323,353	$323,256	$329,269	$332,205

The following table summarizes the estimated fair value of fixed rate securities designated as available-for-sale, classified by the contractual maturity date of the security as of December 31, 2011:

(Thousands of dollars)	2011
Due within one year	$31,349
Due after one year through three years	60,281
Due after three years	23,892
Total fixed rate securities	$115,522

In addition to its short-term investments, Seaboard also has trading securities related to Seaboard’s deferred compensation plans classified in other current assets on the Consolidated Balance Sheets. See Note 9 for information on the types of trading securities held related to the deferred compensation plans and Note 10 for a discussion of assets held in conjunction with investments related to Seaboard’s defined benefit pension plan.